Registration No. 33-11371

1940 Act File No. 811-4982

Filed Pursuant to Rule 497(e)

HEARTLAND GROUP, INC.

Heartland International Value Fund

Investor Class Shares (HINVX)

Institutional Class Shares (HNNVX)

Supplement dated August 9, 2018 to

Prospectus, Summary Prospectus and Statement of Additional Information
each dated May 1, 2018

Effective August 6, 2018, Robert C. Sharpe is the sole Portfolio Manager of the Heartland International Value Fund (the “Fund”).  Accordingly, all references to Michael F. Jolin as Portfolio Manager of the Fund are removed.